Note 6 - Premises and Equipment	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
6.	PREMISES AND EQUIPMENT

Major classifications of premises and equipment at December 31:

(Dollar amounts in thousands)	2021	2020

Land and land improvements	$2,963	$2,963
Building and leasehold improvements	16,531	16,239
Furniture, fixtures, and equipment	9,596	9,395
Financing right-of-use assets	4,491	4,737
Total premises and equipment	33,581	33,334
Less accumulated depreciation and amortization	16,309	15,001

Total premises and equipment, net	$17,272	$18,333

Depreciation expense charged to operations was $1.4 million in 2021 and $1.3 million in 2020.